About the presentation of our consolidated financial statements	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
About the presentation of our consolidated financial statements	About Rio Tinto
In 1995, Rio Tinto plc, incorporated in the UK and listed on the London and New York stock exchanges, and Rio Tinto Limited, incorporated in
Australia and listed on the Australian Securities Exchange, formed a dual-listed companies structure (DLC). Under the DLC, Rio Tinto plc and
Rio Tinto Limited are viewed as a single economic enterprise, with common Boards of Directors, and the shareholders of both companies have a common economic interest in the DLC. International Financial
Reporting Standards-compliant consolidated financial statements of the
Rio Tinto Group are prepared on this basis, with the interests of shareholders of both companies presented as the equity interests of shareholders in the Rio Tinto Group. This is in accordance with the principles and requirements of International Financial Reporting
Standards (IFRS Accounting Standards).
Rio Tinto’s business is finding, mining, and processing mineral resources. Major products includes iron ore, aluminium, copper and lithium. Activities span the world and are strongly represented in
Australia and North America, with significant businesses in Asia,
Europe, Africa and South America.
Rio Tinto plc’s registered office is at 6 St James’s Square, London
SW1Y 4AD, UK. Rio Tinto Limited’s registered office is at Level 43,
120 Collins Street, Melbourne VIC 3000, Australia.
About the presentation of our consolidated
financial statements
All financial statement values are presented in US dollars (USD) and rounded to the nearest million (US$m), unless otherwise stated. Where applicable, comparatives have been adjusted to measure or present them on the same basis as current-year figures.
Our financial statements for the year ended 31 December 2025 were authorised for issue in accordance with a Directors’ resolution on 19 February 2026.
The basis of preparation
The financial information included in the financial statements for the year ended 31 December 2025, and for the related comparative periods, has been prepared:
•under the historical cost convention, as modified by the
revaluation of certain financial instruments, the impact of fair value hedge accounting on the hedged items and the accounting for post-employment assets and obligations
•on a going concern basis, management has prepared detailed
cash flow forecasts for at least 12 months and has updated
life-of-mine plan models with longer-term cash flow projections, which demonstrate that we will have sufficient cash, other liquid resources and undrawn credit facilities to enable us to meet our obligations as they fall due
•to meet IFRS Accounting Standards as issued by the International
Accounting Standards Board (IASB) and interpretations issued from time to time by the IFRS Interpretations Committee (IFRS IC), which are mandatory at 31 December 2025.
The above accounting standards and interpretations are collectively referred to as “IFRS” in this report and contain the principles we use to create our accounting policies. Where necessary, adjustments are made to the locally reported assets, liabilities and results of subsidiaries, joint arrangements and associates to align their accounting policies with ours for consistent reporting.
The basis of consolidation
The financial statements consolidate the accounts of Rio Tinto plc and
Rio Tinto Limited (together “the Companies”) and their respective subsidiaries (together “the Rio Tinto Group”, “the Group”, “we”, “our”)
and include the Group’s share of joint arrangements and associates.
We consolidate subsidiaries where either of the companies controls the entity. Control exists where either of the companies has: power over the entities, that is, existing rights that give it the current ability to direct the relevant activities of the entities (those that significantly affect the companies’ returns); exposure, or rights, to variable returns from its involvement with the entities; and the ability to use its power to affect those returns.
A joint arrangement is an arrangement in which 2 or more parties have joint control. Joint control is the contractually agreed sharing of control such that decisions about the relevant activities of the arrangement (those that significantly affect the companies’ returns)
require the unanimous consent of the parties sharing control. We have 2 types of joint arrangements: joint operations (JOs) and joint ventures (JVs). A JO is a joint arrangement in which the parties that share joint control have rights to the assets and obligations for the liabilities relating to the arrangement. This includes situations where the parties benefit from the joint activity through a share of the output, rather than by receiving a share of the results of trading. For our JOs, we recognise: our share of assets and liabilities; revenue from the sale of our share of the output and our share of any revenue generated from the sale of the output by the JO; and its share of expenses. All such amounts are measured in accordance with the terms of the arrangement, which is usually in proportion to our interest in the JO. These amounts are recorded in our financial statements on the appropriate lines. Our principal JOs are shown in note 32. A JV is a joint arrangement in which the parties that share joint control have rights to the net assets of the arrangement. JVs are accounted for using the equity accounting method.
An associate is an entity over which we have significant influence.
Significant influence is presumed to exist where there is neither control nor joint control and the Group has over 20% of the voting rights, unless it can be clearly demonstrated that this is not the case.
Significant influence can arise where we hold less than 20% of the voting rights if we have the power to participate in the financial and operating policy decisions affecting the entity. It also includes situations of collective control.
We use the term “equity accounted units” (EAUs) to refer to
associates and JVs collectively. Under the equity accounting method, the investment is recorded initially at cost to the Group, including any goodwill on acquisition. In subsequent periods, the carrying amount of the investment is adjusted to reflect the Group’s share of the EAUs’ retained post-acquisition profit or loss and other comprehensive income. Our principal JVs and associates are shown in note 33.
In some cases, we participate in unincorporated arrangements and have rights to our share of the assets and obligations for our share of the liabilities of the arrangement rather than a right to a net return, but we do not share joint control. In such cases, we account for these arrangements in the same way as our joint operations, with all such amounts measured in accordance with the terms of the arrangement, which is usually in proportion to our interest in the arrangement.
All intragroup transactions and balances are eliminated
on consolidation.
Materiality
Our Directors consider information to be material if correcting a misstatement, omission or obscuring could, in the light of surrounding circumstances, reasonably be expected to change the judgement of a reasonable person relying on the financial statements. The Group considers both quantitative and qualitative factors in determining whether information is material. The concept of materiality is therefore not driven purely by numerical values.
When considering the potential materiality of information, management makes an initial quantitative assessment using thresholds based on estimates of profit before taxation; for the year ended 31 December 2025 the quantitative threshold was US$700 million. However, other considerations can result in a determination that lower values are material or, occasionally, that higher values are immaterial. These considerations include whether a misstatement, omission or obscuring: masks a change or trend in key performance indicators; causes reported key metrics to change from a positive to a negative value or vice versa; affects compliance with regulatory requirements or other contractual requirements; could result in an increase to management’s compensation; or might conceal an unlawful transaction.
In assessing materiality, management also applies judgement based on its understanding of the business and its internal and external financial statement users. The assessment will consider user expectations of numerical and narrative reporting. Sources used in making this assessment would include, for example: published analyst consensus measures, experience gained in formal and informal dialogue with users (including regulatory correspondence), and peer group benchmarking.
Summary of key judgements or other relevant judgements made in applying the accounting policies
The preparation of the financial statements requires management to use judgement in applying accounting policies and in making critical accounting estimates.
These judgements and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Areas of judgement in the application of accounting policies that have the most significant effect on the amounts recognised in the financial statements, and key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are noted below. Further information is contained in the notes to the financial statements.
Summarised below are the key judgements that we have taken in the application of the Group’s accounting policies for 2025 and how they compare to the prior year. Taking a different judgement over these matters could lead to a material impact on the 2025 financial statements.
More detail on the judgement can be found in the respective notes.

Key judgements	2025	2024	Context
Indicators of impairment and impairment reversals (note 4)	✓	✓
Various cash-generating units of the Group that have been impaired or tested for impairment in previous years, are at higher risk of impairment charge or reversal in the future due to carrying value and recoverable amounts being similar. While we monitor all assets for impairment, these assets, the largest being Oyu Tolgoi, are monitored more closely for indicators of further impairment or impairment reversal as such adjustments would likely be material to our results.

Purchase price allocation from business combination (note 5)	✓	0
The allocation of purchase consideration to the identifiable assets and liabilities of
Arcadium Lithium plc is a significant judgement. The fair value of assets has been determined based on discounted future cash flows. These are inherently uncertain as selling prices are relatively volatile and the majority of the value is attributable to mines either under construction or still at the evaluation stage of study. Alternative modelling assumptions would have resulted in a different allocation of value between intangible assets, and property, plant and equipment, and, consequently, deferred tax liabilities and goodwill.

Deferral of stripping costs (note 13)	✓	✓
The deferral of stripping costs is a key judgement in open-pit mining operations as it impacts the amortisation base for these costs, calculated on a units of production basis;
this involves determining whether multiple pits are considered separate or integrated operations, which in turn influences the classification of stripping activities as pre-production or production phase. This judgement relies on various factors that are based on the unique characteristics and circumstances of each mine.

Estimation of asset lives (note 13)	✓	✓
The useful lives of major assets are often linked to the life of the orebody they relate to, which is in turn based on the life-of-mine plan. Where the major assets are not dependent on the life of a related orebody, management applies judgement in estimating the remaining service potential of long-lived assets. The accuracy of estimating these useful lives is essential for determining the appropriate allocation of costs over time, reflecting the consumption of the asset’s economic benefits.

Close-down, restoration and environmental obligations (note 14)	✓	✓
Significant judgement is required to assess the possible extent of closure rehabilitation work needed to fulfil the Group’s legal, statutory, and constructive obligations, along with other commitments to stakeholders. This involves leveraging our experience in evaluating available options and techniques to meet these obligations, associated costs and their likely timing and, crucially, determining when that estimate is sufficiently reliable to make or adjust a closure provision.

Key sources of estimation uncertainty
We define key sources of estimation uncertainty as accounting estimates that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. We summarise below the most significant items and the rationale for their identification. Relevant sensitivities are included within the indicated financial statement notes.

Key accounting estimates	2025	2024	Context
Impairment test of goodwill (note 11)	✓	0
The acquisition of Arcadium Lithium plc in March 2025 resulted in the recognition of goodwill which means the associated cash-generating units need to be tested annually for impairment. The recoverable amount is determined based on discounted cash-flows using future-oriented estimates, including forward pricing, operating costs, construction and production profiles that are inherently uncertain.

Estimation of the close-down, restoration and environmental cost obligations (note 14)	✓	✓
Close-down, restoration and environmental obligations are based on cash flow projections derived from studies that incorporate planned rehabilitation activities, cost estimates and discounting for the time value. Closure studies are performed to a rolling schedule with increased frequency and engineering accuracy for sites approaching end of life. Information from these studies can result in a material change to the associated provisions. During the year, the most significant closure provision updates related to a number of sites across the Pilbara. The provisions are based on reforecast cash flows; these are subject to further study which could result in material adjustment in the near term.

Power related commodity derivatives (note 25)	✓	✓
A discounted cash flow methodology is used to determine the fair value of the derivatives. Key inputs into the renewable energy valuation models include forward electricity price curves, which are used to forecast future floating cash flows, estimated electricity generation and credit-adjusted discount rates. Long-term forward electricity prices are a source of a significant estimation uncertainty as they are not readily available and may be impacted by renewable market developments, which are presently unknown.

Estimation of obligations for post-employment costs (note 29)	✓	✓
The value of the Group’s obligations for post-employment benefits is dependent on the amount of benefits that are expected to be paid out, discounted to the balance sheet date. There is significant estimation uncertainty pertaining to the most significant assumptions used in accounting for pension plans, namely the discount rate, the long-term inflation rate and mortality rates.

Currency

Other relevant judgements	Identification of functional currency
We present our financial statements in USD, as that presentation currency most reliably reflects the global business performance of the
Group as a whole.
The functional currency for each subsidiary, unincorporated arrangement, joint operation and equity accounted unit is the currency of the primary economic environment in which it operates. For businesses that reside in developed economies, the functional currency is generally the currency of the country in which it operates because of the dominance of locally incurred costs. If the business resides in an emerging economy, the USD is generally identified to be the functional currency as a higher proportion of costs, particularly imported goods and services, are agreed and paid in USD, in common with other international investors. Determination of functional currency involves judgement, and other companies may make different judgements based on similar facts.
The determination of functional currency affects the measurement of non-current assets included in the balance sheet and, as a consequence, the depreciation and amortisation of those assets included in the income statement. It also impacts exchange gains and losses included in the income statement and in equity. We also apply judgement in determining whether settlement of certain intragroup loans is neither planned nor likely in the foreseeable future and, therefore, whether the associated exchange gains and losses can be taken to equity. During 2025, A$16,265 million (2024:
A$15,717 million) of intragroup loans continued to meet these criteria; associated exchange gains and losses are taken to equity.

On consolidation, income statement items for each entity are translated from the functional currency into USD at the full-year average rate of exchange, except for material one-off transactions, which are translated at the rate prevailing on the transaction date. Balance sheet items are translated into USD at period-end exchange rates.
Exchange differences arising on the translation of the net assets of entities with functional currencies other than USD are recognised directly in the currency translation reserve. These translation differences are shown in the statement of comprehensive income, with the exception of the translation adjustment relating to Rio Tinto Limited’s share capital, which is shown in the statement of changes in equity.
Where an intragroup balance is, in substance, part of the Group’s net investment in an entity, exchange gains and losses on that balance are taken to the currency translation reserve.
Except as noted above, or where exchange differences are deferred as part of a cash flow hedge, all other differences are charged or credited to the income statement in the year in which they arise.
The principal exchange rates used in the preparation of the financial statements were:

	Full-year average			Year-end
One unit of local currency buys the following number of USD	2025	2024	2023	2025	2024	2023
Pound sterling	1.32	1.28	1.24	1.35	1.25	1.28
Australian dollar	0.64	0.66	0.66	0.67	0.62	0.69
Canadian dollar	0.72	0.73	0.74	0.73	0.70	0.76
Euro	1.13	1.08	1.08	1.18	1.04	1.11
South African rand	0.056	0.055	0.054	0.060	0.053	0.054
Ore Reserves and Mineral Resources
A Mineral Resource is a concentration or occurrence of solid material of economic interest in or on the Earth’s crust in such form, grade (or quality), and quantity that there are reasonable prospects for eventual economic extraction. An Ore Reserve is the
economically mineable part of a measured or indicated Mineral
Resource.
The estimation of Ore Reserves and Mineral Resources requires judgement to interpret available geological data and subsequently to select an appropriate mining method and then to establish an extraction schedule. At least annually, the Competent Persons of the
Group (according to the Australasian Code for Reporting of
Exploration Results, Mineral Resources and Ore Reserves (the
“JORC Code”)), estimate Ore Reserves and Mineral Resources
using assumptions such as:
•available geological data
•expected future commodity prices and demand
•exchange rates
•production costs
•transport costs
•close-down and restoration costs
•recovery rates
•discount rates
•renewal of mining licences.
With regard to our future commodity price assumptions, to calculate our Mineral Reserves and Mineral Resources for our filing on the
Australian Securities Exchange and London Stock Exchange, we
use prices generated by our Strategy and Economics team..For this
Form 20-F, we use consensus price or historical pricing and comply with subpart 1300 of Regulation S-K (SK-1300), instead of with the
JORC Code.
We use judgement as to when to include Mineral Resources in
accounting estimates, for example, the use of Mineral Resources in our depreciation policy as described in note 13 and in the
determination of the date of closure as described in note 14.
There are many uncertainties in the estimation process and
assumptions that are valid at the time of estimation may change significantly when new information becomes available. New
geological or economic data or unforeseen operational issues may change estimates of Ore Reserves and Mineral Resources. This could cause material adjustments in our financial statements to:
•depreciation and amortisation rates
•carrying values of intangible assets and property, plant and equipment
•deferred stripping costs
•provisions for close-down and restoration costs
•recovery of deferred tax assets.
h.Climate change
The impacts on our financial statements from climate change and the execution of our climate change strategy are discussed below.
Global decarbonisation and the world’s energy transition continue to evolve, with the potential to materially impact our future financial results as our significant accounting judgements and key estimates are updated to reflect prevailing circumstances. The impacts from climate change, our current strategy and approach to decarbonise our operations are considered in our significant judgements and key estimates reflected in these financial statements.
Strategy and approach to climate change
Our Climate Action Plan continues to guide our strategy to
decarbonise our operations, grow responsibly producing
commodities the world needs for the global energy transition, manage climate-related risks and opportunities, and support our partners in reducing value chain emissions.
We remain committed to delivering a 50% reduction in our Scope 1 and 2 emissions by 2030, and to reach net zero emissions by 2050
(relative to 2018 levels). These targets were set in 2020 and were consistent at the time with the Paris Agreement goals to limit warming to 1.5°C. This pathway relies on commercially available solutions, such as renewable energy contracts, and is contingent on advancing repowering solutions for our Pacific Aluminium smelters.
Nature-based solutions (NbS) and carbon credits complement our decarbonisation activities. We have now reduced gross operational emissions by 14% below our 2018 baseline; and have a pipeline of projects and committed investments that support our 2030 target.
Our gross emissions reductions are expected to be at least 40% by
2030, and the use of carbon credits towards our target will be limited to 10% of our 2018 baseline. Although the climate change targets published in our 2025 Climate Action Plan remain unchanged, we have updated our capital expenditure guidance to principally reflect the slower pace of commercially viable technology development in hard-to-abate sectors and our commitment to financially disciplined capital allocation. Consequently, our updated decarbonisation capital expenditure forecast is US$1 billion to US$2 billion to 2030, revised from the prior year estimate of between US$5 billion to
US$6 billion.
Our approach to addressing Scope 3 emissions is to engage with our customers on climate change and work with them to develop and scale up the technologies to decarbonise steel and aluminium production.
Progressing our strategy to grow in materials needed for the low-carbon transition
Our forecast growth capital expenditure continues to capture new growth opportunities with a focus on materials that are expected to see strong demand growth from the low-carbon transition. This includes the recent acquisition of Arcadium Lithium plc completed in
2025 (note 5) and developing Rincon, Simandou and Kennecott
Integrated Skarns. Our budget for central greenfield exploration mainly focuses on copper and lithium projects. These projects follow our existing accounting policies on undeveloped properties and cost capitalisation.
h.  Climate change continued
Scenarios used to identify and assess climate risks and
opportunities
We use scenarios to identify and assess risks and opportunities, including climate, that may affect our business in the medium to long term. To assess transition risk, we use market analysis for our short-
term outlook, and our Conviction and Resilience scenarios for our medium- to long-term assessment. For physical risks, we use an intermediate and high emissions scenario. We review our scenarios every year as part of our Group strategy engagement with the
Board.
Our Conviction scenario continues to be our central case. It underlies strategic planning and portfolio investment decisions across the Group, is used in commodity price forecasts, valuation models, reserves and resources determination, and in determining estimates for assets and liabilities in our financial statements. In this scenario, countries will decarbonise at a moderate pace, real gross domestic product (GDP) will grow at 2.2% between 2023 and 2050, climate policies will become more ambitious and effective over time resulting in a temperature rise of between 2.1°C to 2.3°C (previously
2.1°C) by 2100.
Resilience scenario, which limits temperature rises to around 2.5°C by
2100, is a sensitivity analysis that is designed to test our annual plan and investment proposals. Weaker governance, declining global trade, and lower economic growth will lead to less effective climate action. Real
GDP growth will only average 1.6% between 2023 and 2050.
Neither of the Conviction or Resilience scenarios above are
consistent with the expectation of climate policies required to accelerate the global transition to meet the stretch goal of the Paris
Agreement. Despite agreements on climate change reached
globally in recent years in Glasgow, Dubai and Belem, emissions today continue to rise, making the 1.5°C goal of the Paris
Agreement unlikely to be achieved. In 2022, we developed a Paris-
aligned scenario, referred to as the Aspirational Leadership scenario. The Aspirational Leadership scenario reflects a world of high growth, significant social change and accelerated climate action. The Aspirational Leadership scenario is a commodity sales price and carbon cost sensitivity, with all other inputs remaining equal to our central case. It is built by design to reach net zero emissions globally by 2050 and helps us better understand the pathways to meet the Paris Agreement goal, and what this could mean for our business. We do not use the Aspirational Leadership scenario in our broader strategic or investment decision-making.
Importantly, none of the above scenarios are considered a definitive representation for our assessment of the future impact of climate change on the Group. Scenario modelling has inherent limitations and, by its nature, allows a range of possible outcomes to be considered where it is impossible to predict which outcome is likely.
In addition, as our macro-economic modelling involves a range of variables, isolating and measuring the impact of specific climate risks and opportunities is challenging. We do not publish the commodity price forecasts associated with these scenarios, as to do so would weaken our position in commercial negotiations and might give rise to concerns from other market participants.
Low-carbon transition risks and opportunities,
financial resilience of our portfolio
With higher GDP growth and a faster low-carbon transition, our economic performance is stronger in Conviction than in Resilience.
In Aspirational Leadership, higher carbon penalties and the potential impact on demand for mid- and lower-grade iron ore result in mixed economic performance for iron ore, but stronger demand for other metals than in Conviction. Overall, the economic performance of our portfolio would be stronger in scenarios with higher GDP growth and proactive climate action, and is resilient under scenarios aligned with 1.5°C, 2.1°C-2.3°C and 2.5°C outcomes, respectively.
We carefully monitor and manage transition risks linked to our operational Scope 1 and 2 emissions and value-chain Scope 3
emissions. In particular, we expect the decarbonisation of our assets to benefit from the implementation of new technologies. The pace of technological development is uncertain, which could delay or increase the cost of our decarbonisation efforts.
Physical risk impacts
Physical risks such as extreme weather events, rising sea levels and temperature fluctuations can disrupt production, affect supply chains, damage assets and infrastructure and impact the health and safety of our people. Our approach to addressing physical risks integrates continued measures to enhance resilience, applying advanced weather and climate data for operational planning,
emergency response and long-term risk management. Climate risk management is embedded across the asset life cycle, from project initiation to closure planning.
We have continued to progress our Value at Risk analysis by
advancing physical climate change risk assessments through
financial modelling top down at the product group level. This year, we completed assessments for our Aluminium & Lithium, Copper and Iron Ore product groups. These assessments, as well as our ongoing review processes, including impairment assessments, have not identified any material accounting impacts to date.
Building on our physical resilience approach, we implemented a number of measures to strengthen our resilience to physical climate risk. This includes the development of a seawater desalination plant in Dampier to provide a climate-resilient water source for our Pilbara operations and the communities it supplies, in collaboration with
Water Corporation.
In addition, we do not foresee the renewal of our contractual water rights in Canada that have been classified as indefinite-lived intangible assets to be at risk from climate change (note 12).
Further, closure planning considers future climate change
projections at each step of the process to support safe and
appropriate final landform design.
NbS and carbon credits
While prioritising emissions reductions at our operations, we are also investing in high-integrity NbS that can bring benefits to people, nature and climate in the regions where we operate. We will
voluntarily retire associated carbon credits to complement other decarbonisation investments, but, as discussed above, will limit the use of voluntary and compliance offsets towards our 2030 climate target to up to 10% of our 2018 baseline emissions. We source carbon credits in 3 ways: we develop new projects, invest in and scale up existing projects, and source high-quality carbon credits through spot carbon credit purchases and long-term offtake
agreements. This complements our abatement project portfolio and supports our compliance with carbon pricing regulation such as the
Safeguard Mechanism in Australia. In 2025, we made progress on
NbS, including advancing voluntary clean cooking, reforestation, grasslands management and sustainable landscape projects, and expanding our environmental planting ACCU pipeline in Australia.
In 2025, we purchased US$57 million (2024: US$50 million) of carbon credits. They have been acquired for our own use and are accounted for as intangible assets (note 12).
h.  Climate change continued
Decarbonisation expenditure
As part of our decarbonisation programs, we invested
US$182 million (2024: US$283 million) comprising capital projects, investments and carbon credits referred to above, capitalised on the balance sheet. Our operating expenditure on Scope 1, 2 and 3 energy efficient initiatives and research and development (R&D)
costs, inclusive of our equity share of R&D related to ELYSISTM, was
US$430 million (2024: US$306 million), recognised in the income statement (note 7). Our capital commitments at the end of 2025 relating to decarbonisation totalled US$142 million (2024:
US$114 million) and included Jinbi and Amrun renewable power purchase agreements (PPAs), both classified as leases not yet commenced (note 37).
We invested US$7 million (2024: US$89 million) in entities
specialising in decarbonisation and related technology, accounted for as financial assets at fair value.
Given advancements we are making to abate our carbon emissions, we have considered the potential for asset obsolescence, with a particular focus on our Pilbara operations where we are building our own renewable assets and are prioritising investment in renewables to switch away from natural gas power generation. No material changes to useful economic lives have been identified in the current year as the assets are expected to be required for the transition
(note 13). As the renewable projects progress, it is possible that such adjustments may be identified in the future.
Large-scale renewable PPAs require judgement to determine the appropriate accounting treatment and may result in a lease, a derivative or an executory contract depending on contractual terms
(refer to note 22 for further information on significant judgements in lease assessment). The renewable solar and wind PPAs at Richards
Bay Minerals (RBM) are accounted for on an accrual basis as
energy is produced. The renewable offtake arrangements at QIT
Madagascar Minerals (QMM) and Amrun are leases, while our own built renewable solar farms, Gudai-Darri and Karratha, follow usual policies on capitalisation of construction cost and depreciation when ready to use.
As part of the program to develop renewable energy solutions for our Queensland aluminium assets, we entered into a hybrid solar and battery arrangement with Edify Energy in 2025 and 2 long-term renewable 2.2 GW PPAs: the Upper Calliope solar farm and the
Bungaban wind farm, in prior years, to buy renewable electricity and associated green products to be generated in the future. These
PPAs are in the final feasibility stage and development remains subject to achieving financial close. In 2024, our New Zealand
Aluminium Smelters signed long-term PPAs with electricity
generators for a total of 572 MW of hydroelectricity. We have also signed 2 renewable PPAs in the US to date. These contracts are recorded as level 3 financial derivatives (note 25 (iv)) and require complex measurement over the contract’s term, with inputs such as unobservable long-term energy prices being key sources of
estimation of uncertainty (note e).
No adjustments to useful lives of the existing mining fleet have been identified to date as a result of planned electrification in the Pilbara. The solutions are still in development or pilot stages and the gradual fleet replacement is intended to be part of the normal life cycle renewal of trucks. Depending on technological development, which is highly uncertain, this could lead to accelerated depreciation in the future.
Similarly, our target to have net zero vessels in our portfolio by 2030 has not given rise to accounting adjustments to date, as the replacement is planned as part of the life cycle renewal. The expenditure on our own carbon abatement projects and technology advancements follows existing accounting policies on cost capitalisation, and research and development costs.
Use of Paris-aligned accounting
Forecast commodity prices, including carbon prices, incorporated into our Conviction scenario are used to inform critical accounting estimates included as inputs to impairment testing, estimation of remaining economic life for units of production depreciation, and discounting closure and rehabilitation provisions. These prices represent our best estimate of actual market outcomes based on the range of future economic conditions regarding matters largely outside our control, as required by IFRS. As the Conviction scenario does not represent the Group’s view of the goals of the Paris
Agreement, our commodity price assumptions used in accounting estimates are not consistent with the expectation of climate policies required to accelerate the global transition to meet the goals of the
Paris Agreement.
Impairment
In our impairment review process, we consider the risks and
sensitivities associated with climate change.
In 2025, we recognised an impairment charge at Rio Tinto Iron and
Titanium Quebec Operations and QIT Madagascar Minerals due to
challenging market conditions. To illustrate the sensitivity of the impairment outcome to the cost of carbon, the post-tax net present value of the cash generating unit would be US$250 million lower if the carbon tax per tonne was increased by 25% from 2040 with all other valuations input remaining the same (note 4).
The Gladstone alumina refineries are responsible for more than half of our Scope 1 carbon dioxide emissions in Australia and therefore have been a key focus as we evaluate options to decarbonise our assets. In prior years, we recorded an impairment of the Yarwun alumina refinery and of the Queensland Alumina Limited (QAL)
refinery and provided carbon cost sensitivities. We continue to progress lower-emission power solutions for the Boyne smelter that could extend its life to at least 2040.
Under the Aspirational Leadership scenario, which is not used in the preparation of these financial statements, nor for budgeting purposes, the economic performance of copper and aluminium is expected to be stronger under supply and demand forward-pricing curves, which we believe will be consistent with the Paris
Agreement. It is possible therefore, under certain conditions, that historical impairments associated with copper and aluminium assets could reverse.
In the Aspirational Leadership scenario, the prices for lower-grade iron ore are lower in the medium term due to higher recycling and lower value-in-use relative to high grade ores. In the longer term, we assume the pricing for lower-grade iron ore to be weaker than in our
Conviction scenario and will depend on the development of low-
carbon steel technology, the pace of which is uncertain, but is expected to be partially offset by higher prices for higher-grade iron ore. As was the case in the prior year, this is very unlikely to give rise to impairment triggers in the short to medium term, due to the high returns on capital employed in the Pilbara and the slow deployment of low-carbon steel technology.
Closure provisions
Closure dates and cost of closure are also sensitive to climate assumptions, including precipitation rates, but no material changes have been identified in the year specific to climate change that would require a material revision to the provisions in 2025. For those commodities with higher forward price curves under the Aspirational
Leadership scenario, it may be economical to mine lower mineral grades, which could result in the conversion of additional Mineral
Resources to Ore Reserves and therefore longer dated closure.
Additional commentary on the impact of climate change on our business is included in the following notes:
h.  Climate change continued
New standards issued and effective in the current year
Our financial statements have been prepared on the basis of accounting policies consistent with those applied in the financial statements for the year ended 31 December 2024, except for the accounting requirements set out below, effective as at 1 January 2025.
Lack of Exchangeability (Amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates”)
We adopted amendment to IAS 21 which requires an entity to apply a consistent approach in assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use. The amendment also requires disclosure of information that helps the users to understand the nature and financial impact of the lack of exchangeability, as well as the methods and assumptions used in estimating the exchange rate. The amendment does not have a material impact on the Group.